10. FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurement Tables
Assets measured at fair value on a recurring basis

Assets measured at fair value on a recurring basis were presented on the Company’s balance sheet as of December 31, 2012, as follows.

Fair Value Measurements Using

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	For Identical	Observable	Unobservable	Balance as of
	Instruments	Inputs	Inputs	December 31,
	(Level 1)	(Level 2)	(Level 3)	2012
	$	$	$	$

Assets:
Cash	120,433	–	–	120,433